                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number: __________
      This Amendment (Check only one.):  [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Brookside Capital Management, LLC*
Address:        111 Huntington Avenue
                Boston, MA 02199

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           William E. Pappendick IV
Title:          Managing Director
Phone:          (617) 516-2000

Signature, Place, and Date of Signing:

       /s/ William E. Pappendick IV       Boston, MA                 5/16/11
      -----------------------------       -------------              -------
           [Signature]                    [City, State]              [Date]

* Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Brookside Capital Management, LLC is also the general partner of Brookside Capital Investors II, L.P., the general partner of Brookside Capital Trading Fund, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            4

Form 13F Information Table Entry Total:       64

Form 13F Information Table Value Total:    7,264,314
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.     Form 13F File Number  Name
      ---     --------------------  --------------------------------------

       1      28-06924              Brookside Capital Investors, L.P.
       2      28-06946              Brookside Capital Partners Fund, L.P.
       3      28-13491              Brookside Capital Trading Fund, L.P.
       4      28-13492              Brookside Capital Investors II, L.P.

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                       Brookside Capital Management, LLC
                   Form 13F Information Table as of 03/31/11

                                                    Market Value Long            Invesment   Other   Voting Authority
NAME OF ISSUER             Title of Class Cusip           x1000           SHARES Discretion Managers       Sole       Shared None
--------------             -------------- --------- ----------------- ---------- ---------- -------- ---------------- ------ ----
ALCATEL-LUCENT             SPONSORED ADR  013904305            10,821  1,862,500                            X
ALERE INC                  COM            01449J105           125,774  3,213,439                            X
ALLOT COMMUNICATIONS LTD   SHS            M0854Q105            53,661  3,426,638                            X
AMERICAN TOWER CORP        CL A           029912201            32,902    634,922                            X
ANHEUSER BUSCH INBEV SA/NV SPONSORED ADR  03524A108            45,543    800,000                            X
ARCELORMITTAL SA
  LUXEMBOURG               NY REGISTRY SH 03938L104            63,241  1,749,400                            X
BANK OF AMERICA
  CORPORATION              COM            060505104           157,347 11,804,000                            X
CELGENE CORP               COM            151020104           432,780  7,516,800                            X
CHECK POINT SOFTWARE TECH
  LT                       ORD            M22465104           239,266  4,686,901                            X
CHINA LODGING GROUP LTD    SPONSORED ADR  16949N109            14,824    850,000                            X
CIENA CORP                 COM NEW        171779309           241,726  9,318,673                            X
CITIGROUP INC              COM            172967101           314,845 71,231,900                            X
COGNIZANT TECHNOLOGY
  SOLUTIO                  CL A           192446102           113,157  1,390,141                            X
DENDREON CORP              COM            24823Q107           177,474  4,741,499                            X
DIRECTV                    COM CL A       25490A101            71,575  1,529,380                            X
EASTMAN CHEM CO            COM            277432100           137,076  1,380,150                            X
ELOYALTY CORP              COM NEW        290151307             3,606    486,031                            X
E M C CORP MASS            COM            268648102           335,724 12,640,211                            X
EXPRESS SCRIPTS INC        COM            302182100           129,894  2,335,802                            X
FEDEX CORP                 COM            31428X106           204,650  2,187,600                            X
GOLDMAN SACHS GROUP INC    COM            38141G104           317,200  2,000,000                            X
GOODRICH CORP              COM            382388106            96,176  1,124,474                            X
HOME INNS & HOTELS MGMT
  INC                      SPON ADR       43713W107            48,339  1,221,604                            X
INVESCO LTD                SHS            G491BT108            70,896  2,773,700                            X
KINDER MORGAN INC DEL      COM            49456B101           143,419  4,838,700                            X
KOHLS CORP                 COM            500255104           123,794  2,333,979                            X
LINCOLN NATL CORP IND      COM            534187109           134,774  4,486,500                            X
LONGTOP FINL TECHNOLOGIES
  LT                       ADR            54318P108            26,666    848,706                            X
LYONDELLBASELL INDUSTRIES
  N                        SHS - A -      N53745100            71,040  1,796,200                            X
MACYS INC.                 COM            55616P104            61,839  2,549,000                            X
MAP PHARMACEUTICALS INC    COM            56509R108            41,363  2,999,526                            X
MCKESSON CORP              COM            58155Q103            40,476    512,034                            X
MEAD JOHNSON NUTRITION CO  COM            582839106           153,452  2,648,924                            X
MICRON TECHNOLOGY INC      COM            595112103            95,048  8,286,681                            X
NANOSPHERE INC             COM            63009F105            14,537  4,473,037                            X
NEOPHOTONICS CORP          COM            64051T100             1,414    125,000                            X
NEWS CORP                  CL A           65248E104           214,942 12,226,498                            X
NII HLDGS INC              CL B NEW       62913F201           129,782  3,114,512                            X
NUVASIVE INC               COM            670704105            40,676  1,606,467                            X
POLYPORE INTL INC          COM            73179V103            21,656    376,100                            X
PRICELINE COM INC          COM NEW        741503403           161,895    319,673                            X
QUALCOMM INC               COM            747525103           116,980  2,133,512                            X
RESEARCH IN MOTION LTD     COM            760975102           456,802  8,079,271                            X
ROYAL CARIBBEAN CRUISES
  LTD                      COM            V7780T103            39,556    958,700                            X
SBA COMMUNICATIONS CORP    COM            78388J106            63,582  1,602,359                            X
SEADRILL LIMITED           SHS            G7945E105            52,079  1,443,832                            X
SOHU COM INC               COM            83408W103            84,465    945,218                            X
SOLARWINDS INC             COM            83416B109            25,399  1,082,652                            X
SOUFUN HOLDINGS LTD        ADR            836034108            16,757    898,036                            X
STANLEY BLACK & DECKER INC COM            854502101           124,506  1,625,411                            X
STREAM GLOBAL SVCS INC     COM            86323M100             3,788  1,250,000                            X
TEKELEC                    COM            879101103            52,487  6,463,954                            X
TENGION INC                COM            88034G109             1,777    696,914                            X
UNITED STATES STL CORP NEW COM            912909108            45,374    841,200                            X
VERIFONE SYS INC           COM            92342Y109           124,466  2,265,084                            X
VERTEX PHARMACEUTICALS INC COM            92532F100            98,862  2,062,641                            X
VIACOM INC NEW             CL B           92553P201           104,461  2,245,500                            X
VISTAPRINT N V             SHS            N93540107            52,764  1,016,641                            X
VONAGE HLDGS CORP          COM            92886T201            30,876  6,770,958                            X
WALTER ENERGY INC          COM            93317Q105           101,721    751,100                            X
WYNDHAM WORLDWIDE CORP     COM            98310W108            45,015  1,415,106                            X
YOUKU COM INC              SPONSORED ADR  98742U100           707,324 14,887,905                            X
                                                                                                            X
                                                                                                            X
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